As filed with the Securities and Exchange Commission on August 4, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06170
                                                     ---------

                              Lebenthal Funds, Inc.
                              ---------------------
               (Exact name of registrant as specified in charter)

                              Lebenthal Funds, Inc.
                                  120 Broadway
                            New York, New York 10271
               (Address of principal executive offices) (Zip code)

   ALEXANDRA LEBENTHAL        Copy to: DAVID C. PHELAN, ESQ.
   Lebenthal                           Wilmer Cutler Pickering Hale and Dorr LLP
   120 Broadway                        60 State Street
   New York, New York 10271            Boston, MA 02109
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (800) 594-7078

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS


LEBENTHAL FUNDS, INC.

                                                120 BROADWAY, NEW YORK, NY 10271
                                                                    212-425-6116
                                            OUTSIDE NYC TOLL FREE 1-800-594-7078
                                                               www.lebenthal.com

Dear Shareholders:

During this first half of the Fund's fiscal year, the fear of rising inflation proved to be unfounded as long-term interest rates steadied and actually declined for longer maturities. The Federal Reserve Board (the "Fed"), fearful of inflation, began raising the Fed Funds Rate in June 2004, but this has had no effect on the long end of the yield curve - a development that Fed chief Greenspan described as a "conundrum". Economic indicators have been mixed, and the consensus is for a continued gradual increase in the Fed Funds rate.

There are several factors that have impacted the markets over the past six months:

- A 200-basis point (2%) rise in short-term rates since June 2004 has produced little pressure on the long-end of the yield curve. A flattening to inverting yield curve is sometimes an indicator of a potential future recession (most recently in 2000). However, the economy is showing surprising strength in spite of the continuing rise in oil prices. Pension fund demand for long bonds has also served to keep a lid on inflation and keep the economy on track.

- An improving outlook for municipal credits means improved prospects for the municipal bond sector. Compared to two years ago, when increasing budget deficits and negative credit watches were the norm, the past six months have seen a reversal of these problems. New York and New Jersey have both shored up finances and brought in their budgets on time. New York City appears to be closing their fiscal year with a relatively substantial surplus. The flattening yield curve has helped as well - state and local governments have both issued new debt and refunded existing debt at lower rates.

- Supply has been heavy as municipalities have taken advantage of the surprisingly low longer term bond rates. On the other hand, as a percentage of Treasury Bonds, municipals have yields that are closer to taxable yields than usually is the case. Demand has remained strong as state and local prospects have improved and the tax equivalent yield, even in short maturities, continues to far outpace the S&P 500's dividend yield.

We continue to manage the portfolios in what we feel is a defensive manner. We look to buy issues with good credit ratings and with defensive call provisions, which should help decrease interest rate risk should the yield curve become steeper.

Fund Performance: (1)

LEBENTHAL NEW YORK CLASS A MUNICIPAL BOND FUND

THREE MONTH: For the three months ended May 31, our fund came in #8 (out of 107 peer funds) with a 1.90% return. The average performance of the 107 funds was 1.48%.

SIX MONTH: For the six months ended May 31, our fund came in #8 (out of 107 peer funds) with a 4.62% return. The average performance of the 107 funds was 3.40%.

ONE YEAR: For the twelve months ended May 31, 2005 the Lebenthal New York Municipal Bond Fund was #16 (out of 107 peer funds) with a return of 8.48%. The average return of the 107 funds was 7.29%.

THREE YEARS: For the three years ended May 31, 2005 our fund came in #21 (out of 96 peer funds) with an 18.40% return (+4.28% annualized). The average performance of the 96 funds was 16.56%.

FIVE YEARS: For the five years ended May 31, 2005 our fund came in #19 (out of 88 peer funds) with a 41.50% return (+6.37% annualized). The average of the 88 funds was 37.92%.

TEN YEARS: For the ten years ended May 31, 2005 our fund came in #9 (out of 62 peer funds) with a 79.92% return (+5.66% annualized). The average of the 62 funds was 68.05%.

LEBENTHAL NEW YORK CLASS B MUNICIPAL BOND FUND

THREE MONTH: For the three months ended May 31, 2005 our fund came in #18 (out of 107 peer funds) with a 1.72% return. The average performance of the 107 funds was 1.48%.

SIX MONTH: For the six months ended May 31, 2005 our fund came in #11 (out of 107 peer funds) with a 4.38% return. The average performance of the 107 funds was 3.40%.

ONE YEAR: For the twelve months ended May 31, 2005 the Lebenthal New York Municipal Bond Fund was #34 (out of 107 peer funds) with a return of 7.89%. The average return of the 107 funds was 7.29%.

THREE YEARS: For the three years ended May 31, 2005 our fund came in #49 (out of 96 peer funds) with a 16.15% return (+4.30% annualized). The average performance of the 96 funds was 16.56%.

FIVE YEARS: For the five years ended May 31, 2005 our fund came in #49 (out of 88 peer funds) with a 36.76% return (+6.46% annualized). The average of the 88 funds was 37.92%.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

THREE MONTH: For the three months ended May 31, 2005 our fund came in #6 (out of 56 peer funds) with a 1.92% return. The average performance of the 56 funds was 1.41%.

SIX MONTH: For the six months ended May 31, 2005 our fund came in #6 (out of 56 peer funds) with a 4.89% return. The average performance of the 56 funds was 3.46%.

ONE YEAR: For the twelve months ended May 31, 2005 the Lebenthal New Jersey Municipal Bond Fund was #4 (out of 56 peer funds) with a return of 10.55%. The average return of the 56 funds was 7.60%.

THREE YEARS: For the three years ended May 31, 2005 our fund came in #4 (out of 54 peer funds) with a 20.31% return (+4.83% annualized). The average performance of the 54 funds was 15.92%.

FIVE YEARS: For the five years ended May 31, 2005 our fund came in #5 (out of 50 peer funds) with a 43.29% return (+6.57% annualized). The average of the 50 funds was 36.90%.

TEN YEARS: For the ten years ended May 31, 2005 our fund came in #2 (out of 38 peer funds) with an 81.75% return (+5.75% annualized). The average of the 38 funds was 66.35%.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

THREE MONTH: For the three months ended May 31, 2005 our fund came in #4 (out of 200 peer funds) with a 3.31% return. The average performance of the 200 funds was 1.48%.

SIX MONTH: For the six months ended May 31, 2005 our fund came in #4 (out of 199 peer funds) with a 5.59% return. The average performance of the 199 funds was 2.61%.

ONE YEAR: For the twelve months ended May 31, 2005 the Lebenthal Taxable Municipal Bond Fund was #6 (out of 199 peer funds) with a return of 10.71%. The average return of the 199 funds was 6.46%.

THREE YEARS: For the three years ended May 31, 2005 our fund came in #6 (out of 153 peer funds) with a 26.91% return (+6.76% annualized). The average performance of the 153 funds was 18.25%.

FIVE YEARS: For the five years ended May 31, 2005 our fund came in #3 (out of 117 peer funds) with a 61.22% return (+9.22% annualized). The average of the 117 funds was 41.79%.

TEN YEARS: For the ten years ended May 31, 2005 our fund came in #2 (out of 68 peer funds) with a 122.01% return (+7.92% annualized). The average of the 68 funds was 83.00%.


/s/ Gregory W. Serbe


(1) Fund performance and ranking information has been obtained from Lipper, Inc. Lipper, Inc. is an independent fund performance monitor. Rankings are based on total return with capital gains and dividends/interest reinvested and do not reflect the deduction of sales charges.

LEBENTHAL FUNDS, INC.
UNDERSTANDING YOUR FUND'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Fund's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the ACTUAL account values and ACTUAL Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2004 through May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = $8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

                                                  BEGINNING         ENDING       EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                   12/1/04         5/31/05      12/1/04-5/31/05
                                                -------------   -------------   ---------------
CLASS A
Actual                                          $    1,000.00   $    1,046.20   $          4.33
Hypothetical (5% return before expenses)        $    1,000.00   $    1,020.70   $          4.27

CLASS B
Actual                                          $    1,000.00   $    1,043.80   $          7.88
Hypothetical (5% return before expenses)        $    1,000.00   $    1,017.22   $          7.78

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.85% AND 1.55% FOR THE CLASS A AND CLASS B SHARES RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD)

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

                                                  BEGINNING         ENDING       EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                   12/1/04         5/31/05      12/1/04-5/31/05
                                                -------------   -------------   ---------------
SINGLE CLASS
Actual                                          $    1,000.00   $    1,048.90   $          4.85
Hypothetical (5% return before expenses)        $    1,000.00   $    1,020.19   $          4.78

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.95% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD)

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

                                                  BEGINNING         ENDING       EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                   12/1/04         5/31/05      12/1/04-5/31/05
                                                -------------   -------------   ---------------
SINGLE CLASS
Actual                                          $    1,000.00   $    1,056.20   $          5.13
Hypothetical (5% return before expenses)        $    1,000.00   $    1,019.95   $          5.04

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD)

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

                                                                                                             RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (91.21%)
$  3,000,000  Battery Park City Authority-New York Revenue, Refunding-Series A, 5.00%,
              due 11/01/24                                                                  $  3,225,090     Aaa           AAA
   1,000,000  Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%,
              due 07/01/40                                                                     1,063,680
     880,000  East Williston, New York Union Free School District-Series A, 5.00%,
              due 06/15/18                                                                       954,870     Aa2
   4,000,000  Erie County, New York Tobacco Asset Securitization Corporation-Series A,
              6.25%, due 07/15/40                                                              4,170,720     Ba1           BBB
   3,250,000  Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home),
              (FHA Insured), 6.375%, due 02/01/50                                              3,635,125                   AAA
   5,000,000  Long Island Power Authority-New York Electrical Systems Revenue-Series A
              (MBIA Insured), 5.00%, due 09/01/27                                              5,242,750     Aaa           AAA
   1,715,000  Madison County, New York Industrial Development Agency, Colgate
              University-Series A, (MBIA Insured), 5.00%, due 07/01/39                         1,814,744     Aaa           AAA
   5,000,000  Metropolitan Transportation Authority New York-Series A (FGIC Insured),
              5.00%, due 11/15/25                                                              5,345,750     Aaa           AAA
     550,000  Metropolitan Transportation Authority New York-Series A, (FGIC Insured),
              5.00%, due 11/15/31                                                                606,139     Aaa           AAA
   1,000,000  Metropolitan Transportation Authority New York-Series A, (FSA Insured),
              5.00%, due 11/15/30                                                              1,052,700     Aaa           AAA
   1,000,000  Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured),
              Subject to AMT, 6.25%, due 02/01/31                                              1,103,610     Aa1
   5,000,000  Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%,
              due 06/01/35                                                                     5,254,850     Ba1           BBB
     575,000  Nassau County, New York Interim Finance Authority-Series A2,
              (AMBAC Insured), 5.125%, due 11/15/21                                              597,103     Aaa           AAA
   2,600,000  Nassau County, New York Interim Finance Authority-Series B,
              (AMBAC Insured), 5.00%, due 11/15/18                                             2,835,560     Aaa           AAA
   1,000,000  New York City Housing Development Corporation
              (Multifamily Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36            1,076,350     Aa2           AA
   2,500,000  New York City Industrial Development Agency (Saint Francis College), 5.00%,
              due 10/01/34                                                                     2,602,000                   A-
   3,600,000  New York City Municipal Water Finance Authority-Series C, Water &
              Sewer System Revenue, (FGIC Insured), 2.92%, due 06/15/23, (a)                   3,600,000     Aaa           AAA
   1,600,000  New York City Municipal Water Finance Authority-Series C, Water &
              Sewer Systen Revenue, (FGIC Insured), 2.83%, due 06/15/22, (a)                   1,600,000     Aaa           AAA
   2,000,000  New York City Municipal Water Finance-Series D, 5.00%, due 06/15/37              2,117,820     Aa2           AA+
     210,000  New York City Municipal Water Finance-Series D, (AMBAC Insured), 5.00%,
              due 06/15/39                                                                       222,936     Aaa           AAA
   2,600,000  New York City Transitional Finance Authority, Future Tax Secured-Series B,
              5.00%, due 08/01/23                                                              2,772,016     Aa1           AAA

                       See Notes to Financial Statements.

                                                                                                             RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTINUED)
$    700,000  New York City Transitional Finance Authority, Future Tax Secured-Series C,
              5.00%, due 08/01/24                                                           $    740,075     Aa1           AAA
   1,350,000  New York City Transitional Finance Authority-Series C,
              Future Tax Secured-Series C, 5.00%, due 02/01/33                                 1,425,695     Aa1           AAA
     420,000  New York City Transitional Finance Authority-Series B, 5.50%, due 02/01/17         466,658     Aa1           AAA
     425,000  New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18        469,039     Aa1           AAA
     575,000  New York City Transitional Finance Authority-Series C, 5.375% Prerefunded to
              02/01/11, due 02/01/18                                                             646,990     Aa1           AAA
   2,300,000  New York Counties Tobacco Trust I, 6.50%, due 06/01/35                           2,425,143     Ba1           BBB
   1,500,000  New York Counties Tobacco Trust I, 6.625%, due 06/01/42                          1,589,730     Ba1           BBB
   4,000,000  New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
              due 07/01/18                                                                     4,409,400     Aaa           AAA
   2,795,000  New York State Dormitory Authority (City University), (FGIC Insured), 5.25%,
              due 07/01/30                                                                     3,081,068     Aaa           AAA
   1,680,000  New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
              due 07/01/21                                                                     1,786,949     Aaa           AAA
   1,800,000  New York State Dormitory Authority (Columbia University)-Series B, 5.00%,
              due 07/01/23                                                                     1,914,588     Aaa           AAA
   2,000,000  New York State Dormitory Authority (Court Facilities)-Series A, 5.375%,
              due 05/15/23                                                                     2,178,660     A2             A
   4,500,000  New York State Dormitory Authority (Court Facilities)-Series A, 5.50%,
              due 05/15/20                                                                     4,952,745     A2             A
   1,660,000  New York State Dormitory Authority (Fordham University), 5.00%, due 07/01/22     1,765,676     Aaa           AAA
   6,025,000  New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%,
              due 02/01/34                                                                     6,163,213                   AA
   2,250,000  New York State Dormitory Authority (Jewish Home of Central New York), 6.25%,
              due 07/01/25                                                                     2,352,060     Aaa
   1,815,000  New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17      1,990,365                   AA
   2,400,000  New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18      2,627,808                   AA
   2,285,000  New York State Dormitory Authority (Master Board of Cooperative Education
              Program), (FSA Insured), 5.00%, due 08/15/23                                     2,450,297     Aaa           AAA
   1,000,000  New York State Dormitory Authority (Mental Health Services Facilities
              Improvement)-Series B, (AMBAC Insured), 5.00%, due 02/15/30                      1,059,080     Aaa           AAA
   2,500,000  New York State Dormitory Authority (New York State University), 5.125%,
              due 05/15/31                                                                     2,803,025     Aaa           AAA
   1,205,000  New York State Dormitory Authority (New York University)-Series 1,
              (AMBAC Insured), 5.50%, due 07/01/19                                             1,416,670     Aaa           AAA
   1,000,000  New York State Dormitory Authority (New York University)-Series 1,
              (AMBAC Insured), 5.50%, due 07/01/22                                             1,185,700     Aaa           AAA
   1,000,000  New York State Dormitory Authority (Nursing Home-Menorah Campus),
              (AMBAC/FHA Insured), 6.10%, due 02/01/37                                         1,064,220                   AAA

                       See Notes to Financial Statements.

                                                                                                             RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTINUED)
$    250,000  New York State Dormitory Authority (Rochester University)-Series A, 5.25%,
              due 07/01/23                                                                  $    272,603     A1            A+
     200,000  New York State Dormitory Authority (Rochester University)-Series A, 5.25%,
              due 07/01/24                                                                       217,764     A1            A+
   4,400,000  New York State Dormitory Authority (Rockefeller University), 5.00%,
              due 07/01/28                                                                     4,561,348     Aaa           AAA
   2,400,000  New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured),
              6.125%, due 02/01/36                                                             2,525,160                   AAA
     715,000  New York State Dormitory Authority-Series B, (FHA Insured), 6.65%,
              due 08/15/30                                                                       840,368     Aa2
   5,525,000  New York State Energy Research & Development Authority-Pollution Control
              Revenue, (Niagra Mohawk Power Corporation) Project A, 5.15%, due 11/01/25        5,898,048     Aaa           AAA
     985,000  New York State Environmental Facilities Corporation,
              Personal Income Tax-Series A, (FGIC Insured), 5.00%, due 01/01/23                1,060,559     Aaa           AAA
   1,810,000  New York State Housing Finance Agency (Housing Project Mortgage)-Series A,
              (FSA Insured), 6.125%, due 11/01/20                                              1,896,753     Aaa           AAA
     500,000  New York State Power Authority-, Series A, 5.00%, due 11/15/19                     543,705     Aa2           AA-
   2,980,000  New York State Thruway Authority (General Revenue)-Series E, 5.00%,
              due 01/01/25                                                                     3,074,049     Aa3           AA-
     950,000  New York State Thruway Authority (Highway and Bridge),
              Second Generation-Series B, (FSA Insured), 5.00%, due 04/01/17                   1,030,579     Aaa           AAA
   1,535,000  New York State Thruway Authority (Highway and Bridge)-Series A,
              (FGIC Insured), 5.50%, due 04/01/17                                              1,712,477     Aaa           AAA
   2,190,000  New York State Thruway Authority (Highway and Bridge)-Series C,
              (FGIC Insured), 5.00%, due 04/01/20                                              2,327,773     Aaa           AAA
     225,000  New York State Urban Development Corporation, Personal Income Tax Series C-1
              (FGIC Insured), 5.50%, due 03/15/19                                                257,215     Aaa           AAA
   1,000,000  New York State Urban Development Corporation, Subordinated Lien Corporation
              Purpose-Series A, 5.125%, due 07/01/20                                           1,082,570     A2             A
   1,520,000  New York State Urban Development Corporation, Subordinated Lien Corporation
              Purpose-Series A, 5.125%, due 07/01/21                                           1,643,105     A2             A
   3,800,000  New York State Urban Development Corporation (Correctional Facilities),
              (FSA Insured), 5.25%, due 01/01/30                                               4,211,692     Aaa           AAA
     500,000  New York, New York-Series B2, Subscriber B4, (MBIA Insured), 2.83%,
              due 08/15/23, (a)                                                                  500,000     Aaa           AAA
   1,965,000  New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18                 2,130,080     Aaa           AAA
     500,000  New York, New York-Series G, 5.25%, due 08/01/15                                   550,290     A1            A+
   1,000,000  Niagara County, Tobacco Asset Securitization Corporation, 6.25%,
              due 05/15/40                                                                     1,041,740     Ba1
   1,500,000  Port Authority New York & New Jersey, Consolidated-125th Series, 5.00%,
              due 10/15/19                                                                     1,633,740     Aaa           AAA

                       See Notes to Financial Statements.

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                    STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S     & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTINUED)
$  1,000,000  Port Authority New York & New Jersey, Consolidated-132nd Series, 5.00%,
              due 09/01/25                                                                  $  1,062,330     A1            AA-
     335,000  Red Hook, New York Central School District, Refunding, (FSA Insured),
              5.125%, due 06/15/18                                                               362,614     Aaa
   3,000,000  Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured),
              5.00%, due 10/15/29                                                              3,213,030     Aaa           AAA
   2,000,000  Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured),
              5.00%, due 10/15/32                                                              2,135,600     Aaa           AAA
   1,000,000  Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured),
              5.25%, due 10/15/27                                                              1,102,610     Aaa           AAA
   2,400,000  Triborough, New York State Bridge & Tunnel Authority, (MBIA Insured),
              5.25%, due 11/15/23                                                              2,630,592     Aaa           AAA
   1,000,000  Triborough, New York State Bridge & Tunnel Authority-Series B, 5.125%,
              due 11/15/29                                                                     1,059,320     Aa2           AA-
   1,750,000  Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%,
              due 01/01/32                                                                     1,821,557     Aa2           AA-
   2,000,000  Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%,
              due 11/15/27                                                                     2,108,020     Aa2           AA-
     885,000  Westchester County, New York Health Care Corporation-Series B,
              (County Guaranteed), 5.25%, due 11/01/17                                           961,703     Aaa           AAA
                                                                                            ------------
              TOTAL MUNICIPAL BONDS (COST $149,006,257)                                      157,327,661
                                                                                            ------------

   SHARES
------------
CLOSED-END FUNDS (7.87%)
     536,324  Muniholdings New York Insured Fund                                               7,878,600
     296,890  Muniyield New York Insured Fund                                                  3,972,388
      10,000  Nuveen Insured New York Premium                                                    152,300
     100,000  Van Kampen Trust Investment Grade New York Municipals                            1,566,000
                                                                                            ------------
              TOTAL CLOSED-END FUNDS (COST $12,080,902)                                       13,569,288
                                                                                            ------------

                       See Notes to Financial Statements.

    FACE                                                                                      VALUE
   AMOUNT                                                                                    (NOTE 1)
------------                                                                              --------------
COMMERCIAL PAPER (0.07%)
$    123,000  General Electric Capital Corporation, 2.96%, due 06/01/05                   $      123,000
                                                                                          --------------
              TOTAL INVESTMENTS (99.15%) (COST $161,229,980)+                                171,019,949
              CASH AND OTHER ASSETS, NET OF LIABILITIES (0.85%)                                1,460,146
                                                                                          --------------
              NET ASSETS (100.00%)                                                        $  172,480,095
                                                                                          ==============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,799,180 and $9,211 respectively, resulting in net unrealized appreciation of $9,789,969.

(a) Variable rate security - The stated rate represents the rate at May 31, 2005.

     KEY
     AMBAC   =  Ambac Indemnity Corporation
     AMT     =  Alternative Minimum Tax
     FGIC    =  Financial Guaranty Insurance Corporation
     FHA     =  Federal Housing Administration
     FSA     =  Financial Security Assurance, Inc.
     IDA     =  Industrial Development Agency
     MBIA    =  Municipal Bond Insurance Association
     SONYMA  =  State of New York Mortgage Agency

[CHART]

                      PORTFOLIO COMPOSITION (% OF PORTFOLIO
                          MARKET VALUE) AS OF 05/31/05

Municipal Bonds         91.99%
Closed-End Funds         7.94%
Commercial Paper         0.07%

                       See Notes to Financial Statements.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (90.64%)
$    415,000  Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%,
              due 07/15/21                                                                  $    441,489     Aaa           AAA
     350,000  Delaware River Port Authority, Port District Project-Series A (FSA Insured),
              Refunding Port District Project Series A, 5.20%, due 01/01/27                      372,543     Aaa           AAA
      70,000  Essex County, New Jersey Import Authority Orange School District-Series A,
              (MBIA Insured), Refunding Orange School District Series A, 6.95%,
              due 07/01/14                                                                        71,637     Aaa           AAA
     500,000  Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%,
              due 02/15/22                                                                       529,965     Aaa           AAA
     250,000  Gloucester County, New Jersey Improvement Authority-Series A,
              (MBIA Insured), 5.00%, due 07/15/23                                                269,238     Aaa           AAA
     650,000  Mercer County, New Jersey Improvement Authority, Government Leasing
              Program (AMBAC County Guaranteed), 5.00%, due 12/15/18                             708,890     Aaa           AAA
     200,000  Middlesex County, New Jersey Import Authority, 5.00%, due 08/01/22                 212,170     Aaa           AAA
     115,000  Morris County, New Jersey Improvement Authority, School Improvement,
              (County Guaranteed), 5.00%, due 08/15/16                                           125,747     Aaa
     200,000  New Jersey Economic Development Authority, Cigarette Tax, 5.75%,
              due 06/15/29                                                                       216,080     Baa2          BBB
     100,000  New Jersey Economic Development Authority, New Jersey American Water Co.
              Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34                    102,313     Aaa           AAA
     500,000  New Jersey Economic Development Authority, School Facilities Construction
              Series A, 5.00%, due 06/15/21                                                      548,975     Aaa           AAA
     200,000  New Jersey Economic Development Authority, Water Facilities Revenue
              Project B, (AMBAC Insured), 3.05%, due 11/01/25, (a)                               200,000     Aaa           AAA
      50,000  New Jersey Economic Development Authority, Economic Development Revenue,
              Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16,         51,395                   AA-
      25,000  New Jersey Economic Development Authority, Economic Development Revenue,
              Prerefunded-Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%,
              due 05/01/16,*                                                                      25,922                   AA-
     150,000  New Jersey Economic Development Authority, Economic Development Revenue,
              Refunding-Burlington Coat Factory, (LOC-First Union National Bank), 6.125%,
              due 09/01/10                                                                       152,509     Aa3
     100,000  New Jersey Economic Development Authority, Pollution Control Revenue,
              Public Service Electric & Gas Company Project, (MBIA Insured), Subject to
              AMT, 6.40%, due 05/01/32                                                           102,310     Aaa           AAA
     500,000  New Jersey Economic Development Authority, Pollution Control Revenue,
              Refunding-Exxon Project, 2.68%, due 04/01/22, (a)                                  500,000     Aaa           AAA
     125,000  New Jersey Health Care Facilities Financing Authority, General Hospital
              Center at Passaic, (FSA Insured), 6.75%, due 07/01/19                              159,908     Aaa           AAA
     150,000  New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson
              University Hospital, 5.75%, due 07/01/25                                           162,535     A2             A

                       See Notes to Financial Statements.

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTIUNED)
$    150,000  New Jersey Health Care Facilities Financing Authority, Saint Joseph's
              Hospital & Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26          $    157,479                   AAA
     500,000  New Jersey State, Variable Purpose, (FGIC Insured), 5.00%, due 08/01/22            536,335     Aaa           AAA
     250,000  New Jersey State Educational Facilities Authority, Kean University-Series D,
              (FGIC Insured), 5.25%, due 07/01/23                                                275,567     Aaa           AAA
     500,000  New Jersey State Educational Facilities Authority, Montclair State
              University-Series F, 5.00%, due 07/01/31                                           522,350     Aaa           AAA
     275,000  New Jersey State Educational Facilities Authority, Refunding-Princeton
              University-Series D, 5.00%, due 07/01/26                                           294,682     Aaa           AAA
     100,000  New Jersey State Educational Facilities Authority, Rowan University-Series
              C, (FGIC Insured), 5.00%, due 07/01/31                                             105,104     Aaa           AAA
      25,000  New Jersey State Higher Education Assistance Authority, Student Loan-Series A,
              (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17                                25,725     Aaa           AAA
     100,000  New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A,
              (AMBAC/FHA Insured), 6.25%, due 05/01/28                                           103,223     Aaa           AAA
     300,000  New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B,
              (FSA Insured), 6.15%, due 11/01/20                                                 318,957     Aaa           AAA
     500,000  New Jersey State Transport Trust Fund Authority, Transport Systems-Series B,
              5.00%, due 12/15/21                                                                551,320     Aaa           AAA
     325,000  New Jersey State Transport Trust Fund Authority, Transport Systems-Series C,
              5.50%, due 06/15/24                                                                372,255     Aaa           AAA
     675,000  New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A,
              (FGIC Insured), 5.00%, due 01/01/19                                                732,368     Aaa           AAA
     300,000  New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19                 342,858     Aa3           AA-
     400,000  Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%,
              due 07/15/30                                                                       419,520     Aaa           AAA
     600,000  Port Authority New York & New Jersey, Consolidated 125th Series,
              (FSA Insured), 5.00%, due 10/15/19                                                 653,496     Aaa           AAA
      70,000  Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
              Affordable Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured),
              Subject to AMT, 6.25%, due 04/01/29                                                 71,823     Aaa           AAA
     300,000  Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42         306,756     Baa3          BBB
     250,000  Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41          276,905     Baa3          BBB
     500,000  Union County, New Jersey Improvement Authority, Madison Redevelopment
              Project, (FSA insured), 5.00%, due 03/01/25                                        534,490     Aa1           NR
     250,000  University Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%,
              due 04/15/22                                                                       269,583     Aaa           AAA
     250,000  University Medicine & Dentistry, New Jersey-Series A, 5.125%, due 12/01/22         270,087     Aaa           AAA
     100,000  University Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%,
              due 06/01/30                                                                       101,166     Aaa           AAA

                       See Notes to Financial Statements.

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                    STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S     & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTIUNED)
$    250,000  Willingboro New Jersey Utilities Authority-Series H, 5.25%, due 01/01/21      $    267,278     Aaa
                                                                                            ------------
              TOTAL MUNICIPAL BONDS (COST $11,804,064)                                        12,462,953
                                                                                            ------------

   SHARES
------------
CLOSED-END FUNDS (7.56%)
      38,700  Muniholdings New Jersey Insured Fund                                               598,302
      23,400  Muniyield New Jersey Fund Inc.                                                     351,468
       5,800  Muniyield New Jersey Insured Fund                                                   89,320
                                                                                            ------------
              TOTAL CLOSED-END FUNDS (COST $885,618)                                           1,039,090
                                                                                            ------------
              TOTAL INVESTMENTS (98.20%) (COST $12,689,909)+                                  13,502,043
              CASH AND OTHER ASSETS, NET OF LIABILITIES (1.80%)                                  247,903
                                                                                            ------------
              NET ASSETS (100.00%)                                                          $ 13,749,946
                                                                                            ============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $815,818 and $3,684 respectively, resulting in net unrealized appreciation of $812,134.

(a) Variable rate security. The stated rate represents the rate at May 31, 2005.

* Restricted security subject to restrictions on resale under fedreal securities laws. Security represents 0.55% of net assets.

     KEY
     AMBAC =  Ambac Indemnity Corporation
     AMT   =  Alternative Minimum Tax
     FGIC  =  Financial Guaranty Insurance Corporation
     FHA   =  Federal Housing Administration
     FHLMC =  Federal Home Loan Mortgage Corporation
     FNMA  =  Federal National Mortgage Association
     FSA   =  Financial Security Assurance, Inc.
     GNMA  =  Government National Mortgage Association
     LOC   =  Letter of Credit
     MBIA  =  Municipal Bond Insurance Association
     MHRB  =  Multi-family Housing Revenue Bond

[CHART]

                      PORTFOLIO COMPOSITION (% OF PORTFOLIO
                          MARKET VALUE) AS OF 05/31/05

Municipal Bonds         92.30%
Closed-End Funds         7.70%

                       See Notes to Financial Statements.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (94.69%)
$    350,000  Allen County, Indiana War Memorial Coliseum Additions Building Corporation,
              (AMBAC Insured), 6.875%, due 11/01/25                                         $    387,362     Aaa
     600,000  Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area
              Project, (FSA Insured), 7.00%, due 12/01/28                                        644,652     Aaa           AAA
     300,000  Bridgeport, Connecticut Taxable Pension Bonds, General Obligation,
              (FGIC Insured), 7.64%, due 01/15/30                                                398,094     Aaa           AAA
     600,000  Broward County, Florida Airport Systems Revenue, Taxable Series J2, 6.90%,
              due 10/01/21                                                                       716,634     Aaa           AAA
     125,000  California State University Revenue, Sacramento Auxiliary-Series B,
              (MBIA Insured), 6.45%, due 10/01/17                                                137,694     Aaa           AAA
     150,000  Connecticut State Health & Educational Facilities Authority, Maefair Health
              Care, 9.20%, due 11/01/24                                                          217,123     A1            AA
     150,000  Connecticut State Health & Educational Facilities Authority, Shady Knoll
              Center, 8.90%, due 11/01/24                                                        212,865     A1            AA
     250,000  Cuyahoga County, Ohio Economic Development, Gateway Arena
              Project-Series A, 8.625%, due 06/01/22                                             329,623     Aa2
     300,000  Dallas, Texas, Taxable Pension-Series A, 5.195%, due 02/15/35                      311,256     Aa1           AA+
     600,000  Dane County, Wisconsin, Taxable Series C, General Obligation, 5.30%,
              due 12/01/16                                                                       604,266     Aaa
     225,000  Detroit, Michigan Downtown Development Authority Tax Increment Revenue,
              Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%,
              due 07/01/28                                                                       274,543     Aaa           AAA
     100,000  Florida Housing Finance Agency, Mariner Club-K-2, (AMBAC Insured),
              8.25%, due 09/01/15                                                                105,822     Aaa           AAA
     250,000  Fresno County, California Pension Obligation, (FGIC Insured), 6.67%,
              due 08/15/18                                                                       291,940     Aaa           AAA
     500,000  Glendale, Arizona Municipal Property Corporate Excise Tax-Series B,
              (AMBAC Insured), 5.58%, due 07/01/32                                               525,110     Aaa           AAA
     425,000  Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B,
              8.05%, due 09/01/25                                                                508,610     Aaa           AAA
     145,000  Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09                 148,252     A2
     110,000  Illinois State, Taxable, Pension Funding, (XLCA/ ICR Insured), 5.10%,
              due 06/01/33                                                                       112,402     Aaa           AAA
     250,000  Industry, California, General Obligation, (MBIA Insured), 6.70%,
              due 07/01/21                                                                       260,233     Aaa           AAA
     750,000  Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA
              Insured), 5.47%, due 05/15/27                                                      801,727     Aaa           AAA
     265,000  Kern County, California Pension Obligation, (MBIA Insured), 7.26%,
              due 08/15/14                                                                       314,635     Aaa           AAA
     205,000  Kutztown, Pennsylvania Area School District-Series A, (FGIC Insured), 6.65%,
              due 11/15/31                                                                       213,817     Aaa           AAA
     300,000  Lafayette, Louisiana Taxable Refunding, (AMBAC Insured), 5.70%, due 05/01/22       315,387     Aaa           AAA
     400,000  Los Angeles, California Certificate Participation, Real Property-AK, 7.25%,
              due 04/01/29                                                                       412,564     A2

                       See Notes to Financial Statements.

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTIUNED)
$    200,000  Los Angeles, California Community Redevelopment Agency, Monterey-Series D,
              (FSA Insured), 6.60%, due 09/01/20                                            $    222,056     Aaa           AAA
     100,000  Maryland State Transportation Authority Limited, Baltimore-Washington
              International, (MBIA Insured), 6.48%, due 07/01/22                                 115,555     Aaa
     500,000  Miami Dade County, Florida Educational Facilities Authority, Taxable-
              University of Miami-Series B, 5.36%, due 04/01/24                                  529,880     Aaa           AAA
     200,000  Michigan State Housing Development Authority-Series A, (AMBAC Insured),
              8.30%, due 11/01/15                                                                245,716     Aaa           AAA
     400,000  Middlesex County, New Jersey General Improvement-Series B, 6.20%,
              due 06/15/16                                                                       427,004     Aa1           AAA
      10,000  Minnesota State Housing Finance Agency, Single Family Mortgage-Series G,
              8.05%, due 01/01/12                                                                 10,029     Aa1           AA+
     250,000  New Jersey Economic Development Authority, State Pension Funding,
              Revenue-Series B, 0.00%*, due 02/15/21                                             115,918     Aaa           AAA
     500,000  New Jersey Economic Development Authority-Series B, (AMBAC Insured),
              5.80%, due 04/01/25                                                                550,080     Aaa           AAA
     250,000  New Jersey State Turnpike Authority Turnpike Revenue-Series B,
              (AMBAC Insured), 4.252%, due 01/01/16                                              246,668     Aaa           AAA
     580,000  New York State Dormitory Authority Revenues, Highland Hospital-Series B,
              (MBIA/FHA Insured), 7.45%, due 08/01/35                                            618,541     Aaa           AAA
     300,000  New York State Housing Finance Agency, Multi-family Housing-Series B,
              (FHA Insured), 8.25%, due 05/15/35                                                 306,813     Aa1           AAA
     500,000  Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18          510,555     Aaa           AAA
     585,000  Ohio State, Taxable-Developmental Assistance-Series A, (MBIA Insured),
              5.61%, due 10/01/22                                                                615,303     Aaa           AAA
     300,000  Oregon School Boards Association, Taxable-Pension-Series B, (FGIC Insured),
              5.55%, due 06/30/28                                                                323,340     Aaa           AAA
     500,000  Oregon State, General Obligation, Taxable-Series B, 5.762%, due 06/01/23           552,730     Aa3           AA-
     330,000  Philadelphia, Pennsylvania School District Taxable-Series C, (FSA Insured),
              5.09%, due 07/01/20                                                                332,574     Aaa           AAA
     100,000  Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured),
              9.07%, due 09/01/14                                                                103,309     Aaa           AAA
     600,000  Richland Lexington, South Carolina Airport District, Columbia Metropolitan
              Airport-Series B, (FSA Insured), 6.59%, due 01/01/17                               683,826     Aaa           AAA
     300,000  Rosemont, Illinois Tax Increment Project 5, (FGIC Insured), 6.95%,
              due 12/01/20                                                                       336,657     Aaa           AAA
     225,000  Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21        295,358     Aaa           AAA
     130,000  San Diego State University Foundation-Series B, (MBIA Insured), 6.70%,
              due 03/01/22                                                                       142,672     Aaa           AAA
     200,000  Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured),
              8.07%, due 10/01/26                                                                204,532     Aaa           AAA
     270,000  Texas State, Department of Housing and Community Affairs-Series C-1,
              (MBIA Insured), 7.76%, due 09/01/17                                                270,726     Aaa           AAA

                       See Notes to Financial Statements.

                                                                                                              RATINGS (UNAUDITED)
                                                                                                          --------------------------
    FACE                                                                                       VALUE                     STANDARD
   AMOUNT                                                                                     (NOTE 1)      MOODY'S      & POOR'S
------------                                                                                ------------  ----------  --------------
MUNICIPAL BONDS (CONTIUNED)
$    277,695  Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A,
              6.36%, due 05/15/25                                                           $    279,822     Aa3            A
     500,000  University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25       568,545     Aaa           AAA
     500,000  West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22                       536,965     Aaa           AAA
                                                                                            ------------
              TOTAL MUNICIPAL BONDS (COST $15,789,205)                                        17,389,785
                                                                                            ------------

   SHARES
------------
CLOSED-END FUNDS (4.57%)
      44,500  Blackrock Income Trust Incorporated                                                330,190
      49,200  Hyperion Total Return Fund Incorporated                                            509,220
                                                                                            ------------
              TOTAL CLOSED-END FUNDS (COST $697,254)                                             839,410
                                                                                            ------------

    FACE
   AMOUNT
------------
COMMERCIAL PAPER (1.58%)
$    290,000  General Electric Capital Corporation, 2.96%, due 06/01/05                          290,000
                                                                                            ------------
              TOTAL INVESTMENTS (100.84%) (COST $16,777,708)+                                 18,519,195
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-0.84%)                           (154,824)
                                                                                            ------------
              NET ASSETS (100.00%)                                                          $ 18,364,371
                                                                                            ============

+    Aggregate cost for federal income tax purposes is identical.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,746,946 and $5,459 respectively, resulting in net unrealized appreciation of $1,741,487.

*    Zero Coupon Bond

     KEY
     AMBAC  =  Ambac Indemnity Corporation
     FGIC   =  Financial Guaranty Insurance Corporation
     FHA    =  Federal Housing Administration
     FSA    =  Financial Security Assurance, Inc.
     HUD    =  Department of Housing and Urban Development
     ICR    =  Insured Custodial Receipts
     MBIA   =  Municipal Bond Insurance Association
     XLCA   =  XL Capital Assurance

[CHART]

                      PORTFOLIO COMPOSITION (% OF PORTFOLIO
                          MARKET VALUE) AS OF 05/31/05

Municipal Bonds         93.90%
Closed-End Funds         4.53%
Commercial Paper         1.57%

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)

                                                            LEBENTHAL NEW YORK   LEBENTHAL NEW JERSEY   LEBENTHAL TAXABLE
                                                                MUNICIPAL             MUNICIPAL             MUNICIPAL
                                                                BOND FUND             BOND FUND             BOND FUND
                                                            ------------------   --------------------   -----------------
ASSETS
Investment in securities, at value (cost $161,229,980
   $12,689,909 and $16,776,708)                             $      171,019,949   $         13,502,043   $      18,519,195
Cash                                                                       969                 95,992                 725
Receivables:
     Capital shares sold                                               382,771                     --               1,401
     Interest and dividends                                          2,107,454                210,012             283,873
     Due from Manager                                                       --                 33,645                  --
                                                            ------------------   --------------------   -----------------
       Total assets                                                173,511,143             13,841,692          18,805,194
                                                            ------------------   --------------------   -----------------
LIABILITIES
Payables:
     Securities purchased                                                   --                     --             330,000
     Capital shares redeemed                                           352,301                     --                  --
     Dividends declared                                                422,164                 31,168              53,453
     Distribution fee payable (Note 3)                                 101,704                 35,580              20,941
     Management fee payable (Note 2)                                    32,448                  3,002               3,871
     Administration fee payable                                         28,895                  4,717               4,261
Accrued expenses and other liabilities                                  93,536                 17,279              28,297
                                                            ------------------   --------------------   -----------------
       Total liabilities                                             1,031,048                 91,746             440,823
                                                            ------------------   --------------------   -----------------
NET ASSETS                                                  $      172,480,095   $         13,749,946   $      18,364,371
                                                            ==================   ====================   =================
NET ASSETS CONSIST OF:
Par value                                                   $           20,376   $              1,859   $           2,275
Paid in capital                                                    162,148,361             12,910,822          16,660,739
Accumulated net investment loss                                       (393,758)                  (399)            (51,465)
Accumulated net realized gain on investments                           915,148                 25,530              11,335
Unrealized appreciation on investments -- net                        9,789,968                812,134           1,741,487
                                                            ------------------   --------------------   -----------------
       Total net assets                                     $      172,480,095   $         13,749,946   $      18,364,371
                                                            ==================   ====================   =================
CLASS A
Net Assets                                                  $      164,651,210   $         13,749,946   $      18,364,371
Shares outstanding (Note 4)                                         19,452,833              1,859,461           2,274,935
Net asset value and redemption price per share              $             8.46   $               7.39   $            8.07
Maximum offering price per share*                           $             8.86   $               7.74   $            8.45
CLASS B
Net Assets                                                  $        7,828,885   $                 --   $              --
Shares outstanding (Note 4)                                            923,381                     --                  --
Net asset value, and redemption price per share**           $             8.48   $                 --   $              --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

                                                            LEBENTHAL NEW YORK   LEBENTHAL NEW JERSEY   LEBENTHAL TAXABLE
                                                                MUNICIPAL             MUNICIPAL             MUNICIPAL
                                                                BOND FUND             BOND FUND             BOND FUND
                                                            ------------------   --------------------   -----------------
INVESTMENT INCOME
Income:
   Interest                                                 $        3,882,569   $            301,559   $         517,309
   Dividends                                                           432,341                 32,056              39,451
                                                            ------------------   --------------------   -----------------
       Total income                                                  4,314,910                333,615             556,760
                                                            ------------------   --------------------   -----------------
EXPENSES:
   Management fee (Note 2)                                             188,886                 17,286              22,884
   Distribution fee:
     Class A (Note 3)                                                  203,105                 17,286              22,884
     Class B (Note 3)                                                   38,514                     --                  --
   Shareholder servicing fees:
     Class A                                                            37,239                 15,721              17,482
     Class B                                                            15,856                     --                  --
   Administration fee                                                   76,959                 10,113              12,179
   Printing                                                             17,407                  1,350               1,539
   Custodian fee                                                        12,664                  3,394               3,228
   Legal and compliance fees                                            73,674                  6,251              14,190
   Auditing and accounting fees                                         43,879                 19,486              20,301
   Directors' fees                                                      15,776                  1,204               1,719
   Registration fees:
     Class A                                                             5,654                  2,266               8,093
     Class B                                                             3,059                     --                  --
   Other                                                                34,870                  3,455               4,421
                                                            ------------------   --------------------   -----------------
       Total expenses                                                  767,542                 97,812             128,920
   Less: Reimbursment of expenses by Manager (Note 2)                       --                (14,680)            (14,387)
     Fees waived by Distributor (Note 3)                               (18,884)               (17,286)            (22,884)
     Fees paid indirectly (Note 1)                                        (183)                  (159)               (111)
                                                            ------------------   --------------------   -----------------
   Net expenses                                                        748,475                 65,687              91,538
                                                            ------------------   --------------------   -----------------
Net investment income                                                3,566,435                267,928             465,222
                                                            ------------------   --------------------   -----------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments                                       970,459                 27,103              15,798
Net realized gain from underlying funds' distributions                   6,346                     --                  --
Change in unrealized appreciation / (depreciation) of
   investments                                                       3,284,648                376,887             525,226
                                                            ------------------   --------------------   -----------------
Net realized and unrealized gain on investments                      4,261,453                403,990             541,024
                                                            ------------------   --------------------   -----------------
Increase in net assets from operations                      $        7,827,888   $            671,918   $       1,006,246
                                                            ==================   ====================   =================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              LEBENTHAL NEW YORK MUNICIPAL          LEBENTHAL NEW JERSEY MUNICIPAL
                                                       BOND FUND                             BOND FUND
                                          ------------------------------------    ------------------------------------
                                          SIX MONTHS ENDED         YEAR           SIX MONTHS ENDED         YEAR
                                            MAY 31, 2005           ENDED            MAY 31, 2005           ENDED
                                             (UNAUDITED)     NOVEMBER 30, 2004       (UNAUDITED)     NOVEMBER 30, 2004
                                          ----------------   -----------------    ----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
Operations:
   Net investment income                  $      3,566,435   $       7,504,752    $        267,928   $         574,485
   Net realized gain on investments                976,805             145,624              27,103             121,609
   Change in unrealized appreciation /
     (depreciation) of investments               3,284,648          (2,509,956)            376,887            (172,753)
                                          ----------------   -----------------    ----------------   -----------------
   Increase in net assets
     from operations                             7,827,888           5,140,420             671,918             523,341
Dividends from net investment
   income:
     Class A shares                             (3,428,340)         (7,197,169)*          (267,882)           (574,168)*
     Class B shares                               (135,665)           (301,409)*                --                  --
Distributions from net realized
   capital gains
     Class A Shares                                (49,904)         (1,104,110)            (53,186)                 --
     Class B Shares                                 (2,390)            (58,481)                 --                  --
Capital share transactions (Note 4)                872,363         (15,564,404)            (63,767)         (1,419,237)
                                          ----------------   -----------------    ----------------   -----------------
Total increase/(decrease)                        5,083,952         (19,085,153)            287,083          (1,470,064)
Net assets:
   Beginning of period                         167,396,143         186,481,296          13,462,863          14,932,927
                                          ----------------   -----------------    ----------------   -----------------
   End of period (1)                      $    172,480,095   $     167,396,143    $     13,749,946   $      13,462,863
                                          ================   =================    ================   =================
(1) Includes Undistributed/
     (Accumulated) Net Investment
       Income/(Loss)                      $       (393,758)  $        (315,128)   $           (399)  $              17
                                          ================   =================    ================   =================

(Unaudited Information)

* 98.96% and 98.97% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

                       See Notes to Financial Statements.

                                                                         LEBENTHAL TAXABLE MUNICIPAL
                                                                                 BOND FUND
                                                                    ------------------------------------
                                                                    SIX MONTHS ENDED         YEAR
                                                                      MAY 31, 2005           ENDED
                                                                       (UNAUDITED)     NOVEMBER 30, 2004
                                                                    ----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
Operations:
   Net investment income                                            $        465,222   $       1,001,332
   Net realized gain on investments                                           15,798              56,101
   Change in unrealized appreciation/(depreciation) of investments           525,226             (45,236)
                                                                    ----------------   -----------------
   Increase in net assets from operations                                  1,006,246           1,012,197
Dividends from net investment income                                        (469,195)         (1,001,146)
Distribution from net realized capital gains                                 (32,264)                 --
Capital share transactions (Note 4)                                         (567,265)         (1,702,284)
                                                                    ----------------   -----------------
   Total decrease                                                            (62,478)         (1,691,233)
Net assets:
   Beginning of period                                                    18,426,849          20,118,082
                                                                    ----------------   -----------------
   End of period (1)                                                $     18,364,371   $      18,426,849
                                                                    ================   =================
(1) Includes Accumulated Net Investment Loss                        $        (51,465)  $         (47,272)
                                                                    ================   =================

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             LEBENTHAL NEW YORK
                                                                        MUNICIPAL BOND FUND--CLASS A
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED NOVEMBER 30,
                                         MAY 31, 2005     -----------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002             2001          2000
                                         ------------     ----------     ----------     ----------       ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $       8.26     $     8.41     $     8.33     $     8.31       $     7.92    $     7.64
                                         ------------     ----------     ----------     ----------       ----------    ----------
Income from investment operations:
Net investment income                            0.18           0.35           0.36           0.38(a)          0.41          0.41
Net realized and unrealized gain/
   (loss) on investments                         0.20          (0.10)          0.11           0.05             0.39          0.28
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total from investment operations                 0.38           0.25           0.47           0.43             0.80          0.69
                                         ------------     ----------     ----------     ----------       ----------    ----------
Less distributions:
Dividends from net investment income            (0.18)         (0.35)         (0.36)         (0.41)           (0.41)        (0.41)
Distributions from net realized gain
   on investments                               (0.00)**       (0.05)         (0.03)            --               --            --
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total distributions                             (0.18)         (0.40)         (0.39)         (0.41)           (0.41)        (0.41)
                                         ------------     ----------     ----------     ----------       ----------    ----------
Net asset value, end of period           $       8.46     $     8.26     $     8.41     $     8.33       $     8.31    $     7.92
                                         ============     ==========     ==========     ==========       ==========    ==========
TOTAL RETURN
   (without deduction of sales load)             4.62%          3.07%          5.76%          4.93%           10.20%         9.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)          $    164,651     $  159,634     $  177,154     $  165,093       $  147,456    $  130,595
Ratio to average net assets:
   Expenses                                      0.85%*         0.87%*         0.85%*         0.88%*           0.81%*        0.86%*
   Net investment income                         4.22%          4.21%          4.30%          4.58%(a)         4.93%         5.30%
Portfolio turnover                              14.44%         11.38%         16.64%         13.05%           46.32%        65.05%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

**  Amount represents less than $0.01 per share.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             LEBENTHAL NEW YORK
                                                                        MUNICIPAL BOND FUND--CLASS B
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED NOVEMBER 30,
                                         MAY 31, 2005     -----------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002             2001          2000
                                         ------------     ----------     ----------     ----------       ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $       8.27     $     8.42     $     8.34     $     8.31       $     7.92    $     7.64
                                         ------------     ----------     ----------     ----------       ----------    ----------
Income from investment operations:
Net investment income                            0.15           0.29           0.31           0.33(a)          0.35          0.36
Net realized and unrealized gain/
   (loss) on investments                         0.21          (0.10)          0.10          (0.05)            0.39          0.28
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total from investment income                     0.36           0.19           0.41           0.38             0.74          0.64
                                         ------------     ----------     ----------     ----------       ----------    ----------
Less distributions:
Dividends from net investment income            (0.15)         (0.29)         (0.30)         (0.35)           (0.35)        (0.36)
Distributions from net realized gain
   on investments                               (0.00)**       (0.05)         (0.03)            --               --            --
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total distributions                             (0.15)         (0.34)         (0.33)         (0.35)           (0.35)        (0.36)
                                         ------------     ----------     ----------     ----------       ----------    ----------
Net asset value, end of period           $       8.48     $     8.27     $     8.42     $     8.34       $     8.31    $     7.92
                                         ============     ==========     ==========     ==========       ==========    ==========
TOTAL RETURN
   (without deduction of sales load)             4.38%          2.37%          5.02%          4.34%            9.39%         8.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)          $      7,829     $    7,763     $    9,328     $    7,807       $    6,142    $    4,300
Ratios to average net assets:
   Expenses +                                    1.55%*         1.55%*         1.55%*         1.55%*           1.55%*        1.55%*
   Net investment income                         3.52%          3.53%          3.59%          3.90%(a)         4.16%         4.60%
Portfolio turnover                              14.44%         11.38%         16.64%         13.05%           46.32%        65.05%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

**  Amount represents less than $0.01 per share.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 2.04%, 2.00%, 1.96%, 2.08%, 2.11% and 2.38%, for the six months ended May 31, 2005 and the years ended November 30, 2004, 2003, 2002, 2001 and 2000, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                           LEBENTHAL NEW JERSEY
                                                                            MUNICIPAL BOND FUND
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED NOVEMBER 30,
                                         MAY 31, 2005     -----------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002             2001          2000
                                         ------------     ----------     ----------     ----------       ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $       7.21     $     7.20     $     7.05     $     6.99       $     6.73    $     6.51
                                         ------------     ----------     ----------     ----------       ----------    ----------
Income from investment operations:
Net investment income                            0.14           0.29           0.30           0.31(a)          0.33          0.34
Net realized and unrealized gain/
   (loss) on investments                         0.21           0.01           0.15           0.06             0.26          0.22
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total from investment operations                 0.35           0.30           0.45           0.37             0.59          0.56
                                         ------------     ----------     ----------     ----------       ----------    ----------
Less distributions:
Dividends from net investment income            (0.14)         (0.29)         (0.30)         (0.31)           (0.33)        (0.34)
Distributions from net realized gain
   on investments                               (0.03)            --             --             --               --            --
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total distributions                             (0.17)         (0.29)         (0.30)         (0.31)           (0.33)        (0.34)
                                         ------------     ----------     ----------     ----------       ----------    ----------
Net asset value, end of period           $       7.39     $     7.21     $     7.20     $     7.05       $     6.99    $     6.73
                                         ============     ==========     ==========     ==========       ==========    ==========
TOTAL RETURN
   (without deduction of sales load)             4.89%          4.26%          6.47%          5.39%            8.90%         8.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)          $     13,750     $   13,463     $   14,933     $   13,078       $   11,356    $    9,192
Ratio to average net assets:
   Expenses +                                    0.95%*         0.95%*         0.95%*         0.95%*           0.93%*        0.75%*
   Net investment income                         3.87%          4.03%          4.17%          4.41%(a)         4.66%         5.24%
Portfolio turnover                              11.66%          8.80%         15.63%         21.46%           30.46%        90.39%

*   Includes fees paid indirectly of less than 0.01% of average net assets.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.41%, 1.37%, 1.32%, 1.48%, 1.47% and 1.60% , for the six months ended May 31, 2005 and the years ended November 30, 2004, 2003, 2002, 2001 and 2000, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share would have been the same as noted above and the ratio of net investment income to average net assets would have been 4.40%.

                       See Notes to Financial Statements.

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             LEBENTHAL TAXABLE
                                                                            MUNICIPAL BOND FUND
                                         ----------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED NOVEMBER 30,
                                         MAY 31, 2005     -----------------------------------------------------------------------
                                         (UNAUDITED)         2004           2003           2002             2001          2000
                                         ------------     ----------     ----------     ----------       ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $       7.85     $     7.84     $     7.80     $     7.49       $     7.11    $     6.81
                                         ------------     ----------     ----------     ----------       ----------    ----------
Income from investment operations:
Net investment income                            0.20           0.40           0.41           0.44(a)          0.47          0.50
Net realized and unrealized gain/
   (loss) on investments                         0.23           0.01           0.04           0.33             0.40          0.30
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total from investment operations                 0.43           0.41           0.45           0.77             0.87          0.80
                                         ------------     ----------     ----------     ----------       ----------    ----------
Less distributions:
Dividends from net investment income            (0.20)         (0.40)         (0.41)         (0.46)           (0.49)        (0.50)
Distributions from net realized gains
   on investments                               (0.01)            --          (0.00)**          --               --            --
                                         ------------     ----------     ----------     ----------       ----------    ----------
Total distributions                             (0.21)         (0.40)         (0.41)         (0.46)           (0.49)        (0.50)
                                         ------------     ----------     ----------     ----------       ----------    ----------
Net asset value, end of period           $       8.07     $     7.85     $     7.84     $     7.80       $     7.49    $     7.11
                                         ============     ==========     ==========     ==========       ==========    ==========
TOTAL RETURN
   (without deduction of sales load)             5.62%          5.41%          5.80%         10.36%           12.22%        12.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)          $     18,364     $   18,427     $   20,118     $   15,738       $   13,601    $   12,504
Ratio to average net assets:
   Expenses +                                    1.00%*         1.00%*         1.00%*         1.00%*           1.00%*        0.90%*
   Net investment income                         5.08%          5.15%          5.09%          5.83%(a)         6.34%         7.25%
Portfolio turnover                               2.98%         13.69%          7.83%         22.46%           54.63%        29.26%

*   Includes fees paid indirectly of 0.01% or less of average net assets.

**  Amount represents less than $0.01 per share.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.41%, 1.30%, 1.24%, 1.34%, 1.35% and 1.37% , for the six months ended May 31, 2005 and the years ended November 30, 2004, 2003, 2002, 2001, and 2000, respectively.

(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method net investment income per share and the ratio of of net investment to average net assets would have been the same as noted above.

                       See Notes to Financial Statements.

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005 (UNAUDITED)

1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "the Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles in the United States:

   a) VALUATION OF SECURITIES -

   Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

   b) FEDERAL INCOME TAXES -

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

   c) DIVIDENDS AND DISTRIBUTIONS -

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

   d) GENERAL -

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

   e) FEES PAID INDIRECTLY -

   Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and reflect the amount of such credits as a reduction in total expenses, of $183, $159, and $111, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

   f) ESTIMATES -

   The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Boston Advisors, Inc. (the Manager) a division of Boston Advisors, Inc., equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Fund in the amount of $14,680 and 14,387, respectively.

Advest, Inc. retained commissions from the sales of shares of the Company in the following amounts:

                                                          COMMISSIONS RETAINED
                                                             BY ADVEST, INC
                                                          --------------------
Lebenthal New York Municipal Bond Fund -- Class A             $    101,268
Lebenthal New York Municipal Bond Fund -- Class B                    8,393
Lebenthal New Jersey Municipal Bond Fund                             9,590
Lebenthal Taxable Municipal Bond Fund                                9,631
                                                              ------------
                                                              $    128,882
                                                              ============

The Directors of the Company who are unaffiliated with the Manager or Advest, Inc. (the Funds Distributor) are paid $6,250 per annum, plus an additional $1,000 to the Audit Committee Chair.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and the Distributor have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund -- Class B shares. For the period ended May 31, 2005, the Distributor voluntarily waived fees of $18,884, $17,286 and $22,884 from the New York Bond Fund -- Class B shares, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                           LEBENTHAL NEW YORK MUNICIPAL BOND FUND --  LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                           CLASS A                                    CLASS A
                                       SIX MONTHS ENDED                              YEAR ENDED
                                   MAY 31, 2005 (UNAUDITED)                      NOVEMBER 30, 2004
                           -----------------------------------------  ----------------------------------------
                                 SHARES                AMOUNT               SHARES                AMOUNT
                           -------------------   -------------------  -------------------   ------------------
Sold                                   441,012   $         3,695,140            1,164,657   $        9,682,633
Issued as reinvestment
   of dividends                        312,959             2,620,826              788,015            6,559,017
Redeemed                              (634,628)           (5,318,640)          (3,684,987)         (30,392,551)
                           -------------------   -------------------  -------------------   ------------------
Net increase/(decrease)                119,343   $           997,326           (1,732,315)  $      (14,150,901)
                           ===================   ===================  ===================   ==================
Shares authorized
   ($0.001 par value)            6,666,666,667
                           ===================

                           LEBENTHAL NEW YORK MUNICIPAL BOND FUND --  LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                           CLASS B                                    CLASS B
                                       SIX MONTHS ENDED                              YEAR ENDED
                                   MAY 31, 2005 (UNAUDITED)                      NOVEMBER 30, 2004
                           -----------------------------------------  ----------------------------------------
                                 SHARES                AMOUNT               SHARES                AMOUNT
                           -------------------   -------------------  -------------------   ------------------
Sold                                    13,459   $           113,240               40,386   $          336,410
Issued as reinvestment
   of dividends                         13,027               109,240               34,928              291,471
Redeemed                               (41,642)             (347,443)            (244,039)          (2,041,384)
                           -------------------   -------------------  -------------------   ------------------
Net decrease                           (15,156)  $          (124,963)            (168,725)  $       (1,413,503)
                           ===================   ===================  ===================   ==================
Shares authorized
   ($0.001 par value)            6,666,666,667
                           ===================

                           LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND   LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                       SIX MONTHS ENDED                             YEAR ENDED
                                    MAY 31, 2005 (UNAUDITED)                     NOVEMBER 30, 2004
                           ----------------------------------------   ----------------------------------------
                                 SHARES               AMOUNT                SHARES                AMOUNT
                           -------------------   ------------------   -------------------   ------------------
Sold                                    51,285   $          374,359                92,622   $          667,415
Issued as reinvestment
   of dividends                         30,623              223,213                57,925              416,144
Redeemed                               (89,878)            (661,339)             (356,135)          (2,502,796)
                           -------------------   ------------------   -------------------   ------------------
Net decrease                            (7,970)  $          (63,767)             (205,588)  $       (1,419,237)
                           ===================   ==================   ===================   ==================
Shares authorized
   ($0.001 par value)            6,666,666,667
                           ===================

                            LEBENTHAL TAXABLE MUNICIPAL BOND FUND      LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                       SIX MONTHS ENDED                             YEAR ENDED
                                    MAY 31, 2005 (UNAUDITED)                     NOVEMBER 30, 2004
                           ----------------------------------------   ----------------------------------------
                                 SHARES               AMOUNT                SHARES                AMOUNT
                           -------------------   ------------------   -------------------   ------------------
Sold                                    47,932   $          380,545               212,503   $        1,683,791
Issued as reinvestment
   of dividends                         42,710              338,149                86,012              675,630
Redeemed                              (162,152)          (1,285,959)             (517,404)          (4,061,705)
                           -------------------   ------------------   -------------------   ------------------
Net decrease                           (71,510)  $         (567,265)             (218,889)  $       (1,702,284)
                           ===================   ==================   ===================   ==================
Shares authorized
   ($0.001 par value)            6,666,666,667
                           ===================

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $31,152,917, $1,558,008, and $630,000, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $24,195,542, $1,287,000 and $534,819, respectively.

6. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these Funds are subject to the risk associated with the non-performance of such issuers. Each

Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

7. CONTRACTUAL OBLIGATIONS

The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

LEBENTHAL FUNDS, INC.
MAY 31, 2005

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to securities in each Fund's portfolio is available, without charge and upon request, by calling 1-800-425-6116. A report on Form N-PX of each Fund's complete proxy voting record for the most recent 12-month period ended June 30 is available through the Lebenthal Funds, Inc. website at http://www.lebenthalfunds.com. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information by using the CONTACT US tab of the Lebenthal Funds, Inc. website at http://www.lebenthalfunds.com to make your request.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, marketability of shares, and other information.


LEBENTHAL FUNDS, INC.
     120 Broadway
     New York, New York 10271
     (800) 594-7078

DISTRIBUTOR AND
   SHAREHOLDER SERVICING AGENT
     Advest, Inc.
     90 State House Square
     Hartford, CT 06108


               "THE WORKHORSE OF INVESTMENTS."

[GRAPHIC]

     LEBENTHAL

                                    LEBENTHAL
                                   FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                  MAY 31, 2005


[LEBENTHAL THE WORKHORSE OF INVESTMENTS. LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable (disclosure required in annual report on N-CSR only).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable (disclosure required in annual report on N-CSR only).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable (disclosure required in annual report on N-CSR only).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the date of the prior Form N-CSR.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) DISCLOSURE CONTROLS AND PROCEDURES. The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

         (b) INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1) Not applicable (disclosure required in annual report on N-CSR only).

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.


By:      /s/ Alexandra Lebenthal
         --------------------------------------------------------------
         Alexandra Lebenthal, President (Principal Executive Officer)

Date:    August 4, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Alexandra Lebenthal
         --------------------------------------------------------------
         Alexandra Lebenthal, President (Principal Executive Officer)

Date:    August 4, 2005


By:      /s/ Ronald Maggiacomo
         --------------------------------------------------------------
         Ronald Maggiacomo, Treasurer (Principal Financial Officer)

Date:    August 4, 2005